Goodwill - Summary of Goodwill (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Acquisition from business combinations	¥ 237,225
Cost and net carrying amount, ending balance	237,225
Subscription, Licensing and Smart Education Business
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Acquisition from business combinations	1,610
Cost and net carrying amount, ending balance	1,610
Music Events Business
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Acquisition from business combinations	235,615
Cost and net carrying amount, ending balance	¥ 235,615